Basis of Presentation	12 Months Ended
Mar. 31, 2025
Basis of Preparation [Abstract]
Basis of Presentation [Text Block]

2. Basis of Presentation

The accompanying consolidated financial statements (the "financial statements") are prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP") and include the results of the Company and its wholly-owned subsidiaries. Any reference in these notes to applicable guidance is meant to refer to the authoritative guidance found in the Accounting Standards Codification ("ASC") and Accounting Standards Update ("ASU"). These financial statements are presented in U.S. dollars, which is the functional currency of the Company.

(i) Use of estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities, as of the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates the estimates used, which include but are not limited to the: estimates in the determination of the fair value of assets acquired and liabilities assumed in connection with acquisitions; discount rate in determining lease liabilities; valuation of long-lived assets and their associated useful lives; the realization of tax assets, estimates of tax liabilities, and valuation of deferred taxes.

These estimates, judgments, and assumptions are reviewed periodically, and the impact of any revisions are reflected in the financial statements in the period in which such revisions are made. Actual results could differ from those estimates, judgments, or assumptions, and such differences could be material to the Company's consolidated financial position and results of operations.

(ii) Basis of consolidation

These consolidated financial statements include the accounts of the Company and all subsidiaries. Subsidiaries are entities in which the Company has a controlling voting interest or is the primary beneficiary of a variable interest entity. Subsidiaries are fully consolidated from the date control is transferred to the Company and are de-consolidated from the date control ceases. The consolidated financial statements include all the assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiaries after eliminating intercompany balances and transactions.

These consolidated financial statements include the accounts of the Company and the following entities:

Subsidiaries	Jurisdiction of incorporation	Functional currency	Ownership interest March 31, 2025

HIVE Blockchain Switzerland AG	Switzerland	U.S. dollar	100%
HIVE Blockchain Iceland ehf.	Iceland	U.S. dollar	100%
Bikupa Datacenter AB	Sweden	U.S. dollar	100%
Bikupa Datacenter 2 AB	Sweden	U.S. dollar	100%
Bikupa Real Estate AB	Sweden	U.S. dollar	100%
Hive Digital Data Ltd.	Bermuda	U.S. dollar	100%
Liv Eiendom AS	Norway	U.S. dollar	100%
9376-9974 Quebec Inc.	Canada	Canadian dollar	100%
HIVE Atlantic Datacentres Ltd	Canada	Canadian dollar	100%
HIVE Performance Computing Ltd	Bermuda	U.S. dollar	100%
HIVE Performance Cloud Inc.	Canada	Canadian dollar	100%
Zunz S.A.	Paraguay	U.S. dollar	100%
W3X S.A.	Paraguay	U.S. dollar	100%
HIVE Holdings Paraguay 1 Ltd	Bermuda	U.S. dollar	100%
HIVE Holdings Paraguay 2 Ltd	Bermuda	U.S. dollar	100%
BUZZ High Performance Computing Inc.	Canada	Canadian dollar	100%

(iii) Foreign currency

Effective  April 1, 2024, the Company's functional currency changed from the Canadian dollar to the U.S. dollar, which is prospectively accounted for in these consolidated financial statements. The change in functional currency better reflects the ongoing activities and operations of the Company.

For purposes of the Company's consolidated financial statements, the assets and liabilities of subsidiaries with a Canadian dollar functional currency are translated into U.S. dollars. Gains and losses resulting from these translations are reported as a component of accumulated other comprehensive income (loss) on the consolidated statements of comprehensive income (loss). Revenue, expenses, and gains or losses are translated into U.S. dollars using average exchange rates for each period.

Gains and losses from the remeasurement of foreign currency transactions into the functional currency are recognized as a component of other income, net on the consolidated statements of operations.